PROPERTY, PLANT AND EQUIPMENT (Details 5) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment [abstract]
Gross book value of fully depreciated property, plant and equipment still in use		$ 136,811	$ 116,386
Commitments for the acquisition of aircraft	[1]	$ 15,400,000	$ 15,100,000

[1]	Acording to the manufacturer's price list.